INCOME TAXES (Details 5) (CNY)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Movements of the valuation allowance
Balance at the beginning of the year	921,751	1,657,524	3,693,312
Additions from Xing Wei Group acquisition	915,864
Additions of valuation allowance excluding acquisition	737,572
Reduction of valuation allowance		(735,773)	(2,035,788)
Balance at the end of the year	2,575,187	921,751	1,657,524
Valuation allowance and loss carry forwards
Valuation allowance	2,575,187	921,751	1,657,524
Additional disclosures
Unrecognized tax benefits	0	0	0
Interest and penalties recorded	0	0	0
Period of statute of limitations, if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent	3 years
Period of statute of limitations, if the underpayment is more than RMB 100,000	5 years
Minimum amount of underpayment of taxes for statute of limitations to be extended to five years	100,000
Period of statute of limitations for transfer pricing issues	10 years
PRC
Valuation allowance and loss carry forwards
Tax loss carry forwards for PRC income tax purpose	18,577,405
PRC | December 31, 2014
Valuation allowance and loss carry forwards
Tax loss carry forwards for PRC income tax purpose	0
PRC | December 31, 2015
Valuation allowance and loss carry forwards
Tax loss carry forwards for PRC income tax purpose	2,237,578
PRC | December 31, 2016
Valuation allowance and loss carry forwards
Tax loss carry forwards for PRC income tax purpose	0
PRC | December 31, 2017
Valuation allowance and loss carry forwards
Tax loss carry forwards for PRC income tax purpose	508,730
PRC | December 31, 2018
Valuation allowance and loss carry forwards
Tax loss carry forwards for PRC income tax purpose	5,921,488
PRC | December 31, 2019
Valuation allowance and loss carry forwards
Tax loss carry forwards for PRC income tax purpose	9,909,609